Significant Accounting Policies - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk	84.00%	88.00%	56.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk	47.00%	0.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk	15.00%	0.00%	0.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk	12.00%	0.00%	0.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk	10.00%	0.00%	0.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	59.00%	18.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	29.00%	0.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%	16.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%	12.00%
Customer I [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%	10.00%